Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I

Supplement dated July 1, 2015
To Allstate Life Insurance Company
Prospectus dated May 1, 2015

Allstate Life Insurance Company of New York
Allstate Life of New York Separate Account A

Supplement dated July 1, 2015
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

This Supplement should be read and retained with the current Prospectus for your Annuity.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own.  If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please 1-877-234-8688).

We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") Portfolios that will become effective on July 1, 2015, and to describe certain other Portfolio changes effective July 13, 2015 and July 15, 2015.  We are also replacing disclosure at the end of the “Investment Options” section of the prospectus.

I.	APPROVAL AND EFFECTIVENESS OF THE CHANGES TO THE 12B-1 PLAN (Effective July 1, 2015)

Shareholders of the AST Portfolios approved an increase of the fee rate paid under the 12b-1 Plan for shareholder services and distribution expenses.  Currently, each AST Portfolio (including, indirectly, AST Portfolios structured as funds-of-funds) pays a 12b-1 fee at the annual rate of 0.10% of the average daily net assets of each Portfolio.  The fee rate paid under the 12b-1 Plan increased by 0.15% to 0.25% (as an annual rate of the average daily net assets of each Portfolio) effective July 1, 2015.  The 0.15% increase in the 12b-1 fee under the Plan is more than offset by a 0.1575% decrease in the contractual investment management fee paid by each of the AST Portfolios.  The net result is a small reduction in the combined 12b-1 and investment management fees.

In addition, some of the AST Portfolios currently benefit from a fee waiver or expense limitation that reduces Portfolio operating expenses, and the investment managers have agreed to extend all existing contractual fee waivers and expense limitations that would otherwise expire on June 30, 2015 for an additional year that is through at least June 30, 2016.  After that time, fee waivers and expense limitations are subject to change based on the 2016 annual review of advisory and distribution arrangements by the AST Board of Trustees.

II.	UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES TABLE RESTATED

We have restated the “Underlying Mutual Fund Portfolio Annual Expenses” table that appear in the “Summary of Contract Fees and Charges” section of your prospectus to reflect the change to the 12b-1 Plan as described in Section I above and to reflect changes to the Profund Portfolios and footnotes, if applicable to your annuity, as follows:

Please note that not all of the Portfolios listed below may be applicable to your Annuity.

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
	For the year ended December 31, 2014 (restated to reflect current fees as of July 1, 2015)
FUNDS							Total
					Broker Fees	Acquired	Annual		Net Annual
			Distribution	Dividend	and Expenses	Portfolio	Portfolio	Fee Waiver	Fund
	Management	Other	(12b-1)	Expense on	on Short	Fees &	Operating	or Expense	Operating
	Fees	Expenses	Fees	Short Sales	Sales	Expenses	Expenses	Reimbursement	Expenses
AST Academic Strategies Asset Allocation Portfolio	0.63%	0.03%	0.11%	0.05%	0.01%	0.63%	1.46%	0.00%	1.46%
AST Advanced Strategies Portfolio*	0.64%	0.02%	0.25%	0.00%	0.00%	0.05%	0.96%	0.01%	0.95%
AST AQR Emerging Markets Equity Portfolio	0.93%	0.16%	0.25%	0.00%	0.00%	0.00%	1.34%	0.00%	1.34%
AST AQR Large-Cap Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.24%	0.58%
AST Balanced Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.75%	0.91%	0.00%	0.91%
AST BlackRock Global Strategies Portfolio	0.81%	0.04%	0.25%	0.00%	0.00%	0.02%	1.12%	0.00%	1.12%
AST BlackRock iShares ETF Portfolio*	0.73%	0.07%	0.25%	0.00%	0.00%	0.21%	1.26%	0.24%	1.02%
AST BlackRock Low Duration Bond Portfolio*	0.47%	0.04%	0.25%	0.00%	0.00%	0.00%	0.76%	0.00%	0.76%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.45%	0.02%	0.25%	0.00%	0.00%	0.00%	0.72%	0.03%	0.69%
AST Bond Portfolio 2016*	0.48%	1.50%	0.25%	0.00%	0.00%	0.00%	2.23%	1.30%	0.93%
AST Bond Portfolio 2018*	0.48%	0.10%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Bond Portfolio 2019*	0.48%	0.21%	0.25%	0.00%	0.00%	0.00%	0.94%	0.01%	0.93%
AST Bond Portfolio 2020*	0.48%	0.11%	0.25%	0.00%	0.00%	0.00%	0.84%	0.00%	0.84%
AST Bond Portfolio 2021*	0.48%	0.10%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Bond Portfolio 2022*	0.48%	0.20%	0.25%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%
AST Bond Portfolio 2023*	0.48%	0.06%	0.25%	0.00%	0.00%	0.00%	0.79%	0.01%	0.78%
AST Bond Portfolio 2024*	0.48%	0.09%	0.25%	0.00%	0.00%	0.00%	0.82%	0.00%	0.82%
AST Bond Portfolio 2025*	0.48%	0.38%	0.25%	0.00%	0.00%	0.00%	1.11%	0.18%	0.93%
AST Bond Portfolio 2026*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.00%	0.78%
AST Boston Partners Large-Cap Value Portfolio	0.58%	0.03%	0.25%	0.00%	0.00%	0.00%	0.86%	0.00%	0.86%
AST Capital Growth Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.76%	0.92%	0.00%	0.92%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.11%	0.82%
AST Cohen & Steers Realty Portfolio*	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.07%	1.03%
AST Defensive Asset Allocation Portfolio	0.15%	0.06%	0.00%	0.00%	0.00%	0.73%	0.94%	0.00%	0.94%
AST FI Pyramis® Asset Allocation Portfolio*	0.66%	0.03%	0.25%	0.00%	0.00%	0.00%	0.94%	0.02%	0.92%
AST FI Pyramis® Quantitative Portfolio*	0.65%	0.03%	0.25%	0.00%	0.00%	0.00%	0.93%	0.14%	0.79%
AST Franklin Templeton Founding Funds Allocation Portfolio*	0.75%	0.02%	0.25%	0.00%	0.00%	0.00%	1.02%	0.00%	1.02%
AST Franklin Templeton Founding Funds Plus Portfolio	0.02%	0.02%	0.00%	0.00%	0.00%	1.01%	1.05%	0.00%	1.05%
AST Global Real Estate Portfolio	0.83%	0.05%	0.25%	0.00%	0.00%	0.00%	1.13%	0.00%	1.13%
AST Goldman Sachs Large-Cap Value Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.01%	0.82%
AST Goldman Sachs Mid-Cap Growth Portfolio*	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.05%	1.05%
AST Goldman Sachs Multi-Asset Portfolio*	0.76%	0.05%	0.25%	0.00%	0.00%	0.00%	1.06%	0.21%	0.85%
AST Goldman Sachs Small-Cap Value Portfolio*	0.77%	0.03%	0.25%	0.00%	0.00%	0.06%	1.11%	0.01%	1.10%
AST Herndon Large-Cap Value Portfolio*	0.67%	0.02%	0.25%	0.00%	0.00%	0.00%	0.94%	0.15%	0.79%
AST High Yield Portfolio	0.56%	0.04%	0.25%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
AST International Growth Portfolio*	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.01%	1.07%
AST International Value Portfolio	0.81%	0.03%	0.25%	0.00%	0.00%	0.00%	1.09%	0.00%	1.09%
AST Investment Grade Bond Portfolio*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.03%	0.75%
AST J.P. Morgan Global Thematic Portfolio	0.76%	0.04%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
AST J.P. Morgan International Equity Portfolio	0.70%	0.06%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST J.P. Morgan Strategic Opportunities Portfolio	0.81%	0.05%	0.25%	0.10%	0.00%	0.00%	1.21%	0.00%	1.21%
AST Jennison Large-Cap Growth Portfolio	0.73%	0.02%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Large-Cap Value Portfolio	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST Lord Abbett Core Fixed Income Portfolio*	0.61%	0.02%	0.25%	0.00%	0.00%	0.00%	0.88%	0.29%	0.59%
AST MFS Global Equity Portfolio	0.83%	0.05%	0.25%	0.00%	0.00%	0.00%	1.13%	0.00%	1.13%
AST MFS Growth Portfolio	0.71%	0.02%	0.25%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%
AST MFS Large-Cap Value Portfolio	0.68%	0.04%	0.25%	0.00%	0.00%	0.00%	0.97%	0.00%	0.97%
AST Mid-Cap Value Portfolio*	0.78%	0.04%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST Money Market Portfolio	0.32%	0.03%	0.25%	0.00%	0.00%	0.00%	0.60%	0.00%	0.60%
AST Neuberger Berman / LSV Mid-Cap Value Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Neuberger Berman Core Bond Portfolio*	0.53%	0.04%	0.25%	0.00%	0.00%	0.00%	0.82%	0.15%	0.67%
AST Neuberger Berman Mid-Cap Growth Portfolio*	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.01%	0.99%
AST New Discovery Asset Allocation Portfolio*	0.67%	0.08%	0.25%	0.00%	0.00%	0.00%	1.00%	0.01%	0.99%
AST Parametric Emerging Markets Equity	0.92%	0.24%	0.25%	0.00%	0.00%	0.00%	1.41%	0.00%	1.41%
AST Preservation Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.71%	0.87%	0.00%	0.87%
AST Prudential Core Bond Portfolio*	0.51%	0.02%	0.25%	0.00%	0.00%	0.00%	0.78%	0.03%	0.75%
AST Prudential Growth Allocation Portfolio	0.65%	0.03%	0.25%	0.00%	0.00%	0.01%	0.94%	0.00%	0.94%
AST QMA Emerging Markets Equity Portfolio	0.93%	0.24%	0.25%	0.00%	0.00%	0.02%	1.44%	0.00%	1.44%
AST QMA Large-Cap Portfolio	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.00%	0.82%
AST QMA US Equity Alpha Portfolio	0.83%	0.04%	0.25%	0.13%	0.25%	0.00%	1.50%	0.00%	1.50%
AST Quantitative Modeling Portfolio	0.25%	0.03%	0.00%	0.00%	0.00%	0.84%	1.12%	0.00%	1.12%
AST RCM World Trends Portfolio	0.75%	0.03%	0.25%	0.00%	0.00%	0.00%	1.03%	0.00%	1.03%
AST Schroders Global Tactical Portfolio	0.75%	0.03%	0.25%	0.00%	0.00%	0.11%	1.14%	0.00%	1.14%
AST Schroders Multi-Asset World Strategies Portfolio	0.90%	0.04%	0.25%	0.00%	0.00%	0.09%	1.28%	0.00%	1.28%
AST Small Cap Growth Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Small Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.02%	1.02%	0.00%	1.02%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.04%	0.25%	0.00%	0.00%	0.00%	1.06%	0.00%	1.06%
AST T. Rowe Price Asset Allocation Portfolio*	0.63%	0.02%	0.25%	0.00%	0.00%	0.00%	0.90%	0.02%	0.88%
AST T. Rowe Price Equity Income Portfolio	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST T. Rowe Price Large-Cap Growth Portfolio	0.69%	0.02%	0.25%	0.00%	0.00%	0.00%	0.96%	0.00%	0.96%
AST T. Rowe Price Natural Resources Portfolio	0.72%	0.04%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST Templeton Global Bond Portfolio	0.63%	0.09%	0.25%	0.00%	0.00%	0.00%	0.97%	0.00%	0.97%
AST Wellington Management Hedged Equity Portfolio	0.81%	0.03%	0.25%	0.00%	0.00%	0.02%	1.11%	0.00%	1.11%
AST Western Asset Core Plus Bond Portfolio*	0.51%	0.03%	0.25%	0.00%	0.00%	0.00%	0.79%	0.20%	0.59%
AST Western Asset Emerging Markets Debt*	0.68%	0.06%	0.25%	0.00%	0.00%	0.00%	0.99%	0.05%	0.94%
ProFund VP Consumer Goods Portfolio*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Consumer Services*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Financials*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Health Care*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Industrials*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Large-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Large-Cap Value*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Mid-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Mid-Cap Value*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Real Estate*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Small-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Small-Cap Value*	0.75%	0.68%	0.25%	0.00%	0.00%	0.02%	1.70%	0.00%	1.70%
ProFund VP Telecommunications*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Utilities*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%

*See notes immediately below for important information about this fund.

AST Advanced Strategies Portfolio The Investment Managers have contractually agreed to waive 0.014% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST AQR Large-Cap Portfolio The Investment Managers have contractually agreed to waive 0.24% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock iShares ETF Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees (after the waiver described in the first sentence) and other expenses (including distribution fees, acquired fund fees and expenses due to investments in iShares ETFs, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio’s average daily net assets through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Low Duration Bond Portfolio Prior to July 13, 2015 this Portfolio is known as the AST PIMCO Limited Maturity Bond Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio The Investment Managers have contractually agreed to waive 0.035% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Target Year Bond Portfolios The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.93% of the Portfolio’s average daily net assets through June 30, 2017. This arrangement may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees.

The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%;  over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST ClearBridge Dividend Growth Portfolio The Investment Managers have contractually agreed to waive 0.11% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Cohen & Steers Realty Portfolio The Investment Managers have contractually agreed to waive 0.07% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST FI Pyramis® Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.018% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST FI Pyramis® Quantitative Portfolio The Investment Managers have contractually agreed to waive 0.14% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Franklin Templeton Founding Funds Allocation Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2016. This expense limitation may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.053% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio The Investment Managers have contractually agreed to waive 0.213% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Small-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Herndon Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Investment Grade Bond Portfolio The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2016. This arrangement may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%;  over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Loomis Sayles Large-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.06% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Lord Abbett Core Fixed Income Portfolio The Investment Managers have contractually agreed to waive 0.16% of their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio’s average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Mid-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.01% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Neuberger Berman Core Bond Portfolio The Investment Managers have contractually agreed to waive 0.14% of their investment management fee through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees, as follows: 0.025% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the
Trust’s Board of Trustees.

AST Neuberger Berman Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.005% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST New Discovery Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.009% their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.08% of the Portfolio’s average daily net assets through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Prudential Core Bond Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fees as follows: 0.025% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. The waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.022% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Core Plus Bond Portfolio The Investment Managers have contractually agreed to waive 0.20% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Emerging Markets Debt The Investment Managers have contractually agreed to waive 0.05% of their investment management fee through June 30, 2016. This waiver arrangement may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

ProFund VP Consumer Goods Portfolio The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Consumer Services The recoupment expense of 0.01% is reflected in "Other" expenses.
ProFund VP Financials The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Health Care The recoupment expense of 0.04% is reflected in "Other" expenses.
ProFund VP Industrials The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Large-Cap Growth The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Large-Cap Value The recoupment expense of 0.04% is reflected in "Other" expenses.
ProFund VP Mid-Cap Growth The recoupment expense of 0.01% is reflected in "Other" expenses.
ProFund VP Mid-Cap Value The recoupment expense of 0.02% is reflected in "Other" expenses.
ProFund VP Real Estate The recoupment expense of 0.01% is reflected in "Other" expenses.
ProFund VP Small-Cap Growth The recoupment expense of 0.03% is reflected in "Other" expenses.
ProFund VP Small-Cap Value ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Telecommunications ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

ProFund VP Utilities ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus) through April 30, 2016. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

III.	OTHER PORTFOLIO CHANGES (Effective July 13, 2015 and July 15, 2015)

(1)	AST Mid-Cap Value Portfolio. EARNEST Partners, LLC has been removed from this Portfolio as a subadvisor effective July 15, 2015.

(2)	AST Small-Cap Value Portfolio. Clearbridge Investments, LLC has been removed from this Portfolio as a subadvisor effective July 13, 2015.

(3)
AST PIMCO Limited Maturity Bond Portfolio. Effective July 13, 2015, this Portfolio changed its name to the AST BlackRock Low Duration Bond Portfolio.  In addition, BlackRock Financial Management, Inc. replaced Pacific Investment Management Company LLC (PIMCO) as a subadvisor to this Portfolio.  Also, this Portfolio’s Investment Objective in the table in the section of the prospectus entitled, “Investment Options,” was replaced with the following: Seeks to maximize total return, consistent with income generation and prudent investment management.

IV.	INVESTMENT OPTIONS

The discussion of asset transfer formulas at the end of the “INVESTMENT OPTIONS” section is revised to read as follows:

Certain optional living benefits employ a predetermined formula, under which Account Value is transferred between your chosen Sub-accounts and a bond Sub-account (or between two bond Sub-accounts).  For example, with TrueIncome, Account Value may be transferred between your selected Sub-accounts and the AST Investment Grade Bond Sub-account; or with TrueAccumulation, Account Value may be transferred between your selected Sub-accounts and an AST bond Sub-Account with a target maturity date (or among AST bond Sub-accounts with different target maturity dates).

Whether or not you elected an optional benefit subject to a predetermined mathematical formula, you should be aware that the operation of the formula may result in large-scale asset flows into and out of the Sub-accounts. These asset flows could adversely impact the Portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the Portfolios may be used as investments in Portfolios that are structured as funds-of-funds and made available as Permitted Sub-accounts. Because transfers among the Sub-accounts can be frequent and the amount transferred can vary from day to day, any of the Portfolios could experience the following effects, among others:

(a)
a Portfolio’s investment performance could  be  adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities or longer duration bonds ) that otherwise would have been held;

(c)	a Portfolio may experience higher turnover than it would have experienced without the formulas, which could result in higher transaction costs for the Portfolio compared to other similar funds;
(d)	a Portfolio may have low asset levels and high operating expense ratios (including the possibility that all assets may be transferred out of the Portfolio).

The asset flows caused by the formulas may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners’ Account Value may be transferred to a particular Sub-account and others Owners’ Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to a particular Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.

The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.

Please consult the prospectus for the applicable Portfolio for additional information about these effects.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ACCESSSUP